Segment and Related Information, Subsequent event (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Goodwill		$ 1,827	$ 1,875	$ 1,953
APS [Member]
Segment Reporting Information [Line Items]
Goodwill		$ 1,370	$ 1,371	$ 1,379
APS [Member] | Minimum [Member] | Subsequent event [Member]
Segment Reporting Information [Line Items]
Goodwill impairment charge	$ 250
APS [Member] | Maximum [Member] | Subsequent event [Member]
Segment Reporting Information [Line Items]
Goodwill impairment charge	$ 300